Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Current assets:
Cash and cash equivalents	¥ 97,574	¥ 68,997
Trade receivables, net	24,960	20,404
Inventories	37,210	30,200
Other current assets	5,057	5,218
Total current assets	164,801	124,819
Investment securities	2,249	3,741
Property, plant and equipment, net	38,480	39,925
Intangible assets, net	4,085	3,545
Goodwill	54,590	46,846
Other assets	8,836	10,980
Total assets	273,041	229,856
Current liabilities:
Trade accounts payable	18,101	12,353
Accrued expenses	10,482	6,775
Income taxes payable	2,106	1,089
Accrued warranty expenses	1,525	1,589
Corporate bonds - current portion	10,000
Customer prepayments	4,900	2,488
Other current liabilities	2,572	2,313
Total current liabilities	49,686	26,607
Corporate bonds	15,000	25,000
Convertible bonds	30,119	30,149
Accrued pension and severance costs	35,034	28,641
Other liabilities	2,264	3,207
Total liabilities	¥ 132,103	¥ 113,604
Commitments and contingent liabilities
Stockholders' equity:
Common stock, Authorized 440,000,000 shares; issued 199,566,770 shares	¥ 32,363	¥ 32,363
Capital surplus	43,770	43,906
Retained earnings	141,104	130,740
Accumulated other comprehensive income	18,387	5,326
Treasury stock, 25,368,828 shares in 2014 and 25,020,294 shares in 2015, at cost	(94,686)	(96,083)
Total stockholders' equity	140,938	116,252
Total liabilities and stockholders' equity	¥ 273,041	¥ 229,856